Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 562,153	¥ 472,833
Restricted share capital of PRC subsidiaries	2,300,833	2,323,106
Restricted net assets	¥ 2,872,761	¥ 2,826,642